COSTS AND EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of expenses by nature [text block] [Abstract]
Schedule of operating costs and administrative expenses
	For the year ended December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$

Aircraft fuel	1,487,776	1,045,343	2,929,008
Other rentals and landing fees (*)	755,188	720,005	1,275,859
Aircraft rentals (**)	120,630	-	-
Aircraft maintenance	533,738	472,382	444,611
Commissions	89,208	91,910	221,884
Passenger services	77,363	97,688	261,330
Other operating expenses	959,427	1,221,183	1,291,895
Total	4,023,330	3,648,511	6,424,587

Schedule of payments for leases of low-value assets
	For the year ended December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$

Payments for leases of low-value assets	19,793	21,178	31,982
Rent concessions recognized directly in profit or loss	-	(110)	-
Total	19,793	21,068	31,982

Schedule of depreciation and amortisation expense
	For the year ended December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$

Depreciation (*)	1,114,232	1,219,586	1,389,465
Amortization	51,162	169,800	80,511
Total	1,165,394	1,389,386	1,469,976

Schedule of finance costs
	For the year ended December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$

Bank loan interest	580,193	314,468	325,650
Financial leases	46,679	45,245	61,980
Lease liabilities	121,147	170,918	181,814
Other financial instruments	57,525	56,348	20,490
Total	805,544	586,979	589,934

Schedule of restructuring activities expenses
	For the year ended
	December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$

Fair value adjustment of fleet available for sale	73,595	331,522	-
Rejection of aircraft lease contract	1,564,973	269,467	-
Rejection of IT contracts	26,368	-	-
Employee restructuring plan (*)	46,938	290,831	-
Legal advice	91,870	76,541	-
Renegotiation of fleet contracts	516,559	-	-
Others	16,879	21,648	-
Total	2,337,182	990,009	-

Schedule of other (gains) losses
	For the year ended
	December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$

Fuel hedging	-	82,487	-
Slot Write Off	-	36,896	-
Provision for onerous contract related to purchase commitment	(44,000)	44,000	-
Goodwill Impairment	-	1,728,975	-
Other	13,326	(17,569)	(11,525)
Total	(30,674)	1,874,789	(11,525)